Stock-based compensation - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option exercisable period - minimum	1 year
Stock option exercisable period - maximum	10 years
Unrecognized compensation cost related to nonvested awards	$ 208
Unrecognized compensation cost expected to be recognized for nonvested award over a weighted-average period (in years)	2 years 2 months 12 days
Total intrinsic value of options exercised	$ 63	$ 61	$ 159
Proceeds from the exercise of stock options	65	80	431
Excess tax benefit realized for tax deductions from options exercised	$ 10	$ 10	$ 16
Granted (shares)	0	0	0
Restricted Stock and Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation cost	$ 222	$ 270	$ 273
Tax benefit recognized from awards	$ 53	$ 65	$ 66
Restricted Stock and Restricted Stock Units | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, vesting period	0 years
Restricted Stock and Restricted Stock Units | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, vesting period	4 years
Performance Units | Executive Committee
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, vesting period	3 years	3 years	3 years
Shares granted (shares)	576,855	362,798	793,847
Restricted Stock, RSUs and PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total fair value of stock-based compensation that vested during the period	$ 278	$ 289	$ 260
Tax benefit from awards vested during period	$ 11	26	34
Subsidiary Long Term Incentive Plans | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, required service period	3 years
Subsidiary Long Term Incentive Plans | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, required service period	5 years
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation cost	$ 1	1	1
Tax benefit recognized from awards	$ 1	1	1
Long-Term Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, authorized shares (shares)	35,660,228
Long-Term Incentive Plan, Portion for the Vesting of Retirement Eligible Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation cost	$ 84	$ 93	$ 109